REDEEMABLE PREFERRED SHARES - Extinguishment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019
REDEEMABLE PREFERRED SHARES
Carrying amount		¥ 1,061,981
Debt Conversion, Converted Instrument, Amount	¥ 1,106,227
Redeemable preferred shares
REDEEMABLE PREFERRED SHARES
Carrying amount		¥ 1,061,981